Capital Structure, Financial Risk and Related Items - Valuation Assumptions for Warrants Granted (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Fair value per warrant on grant date	kr 924.10	kr 664.08	kr 701.82
Share price	2,632.02	2,244.22	2,282.35
Exercise price	kr 2,632.02	kr 2,244.22	kr 2,282.35
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	35.30%	33.50%	36.60%
Risk-free interest rate	2.48%	0.15%	(0.54%)
Expected life of warrants	5 years	5 years	5 years
Fair value of warrants granted	kr 193	kr 172	kr 124
Fair value of RSU granted (in dollars per share)	kr 2,619.35	kr 2,250.18	kr 2,236.44
Total tax for the period in the income statement	kr 1,285	kr 1,493	kr 961
Current tax benefit recorded directly in shareholders' equity	kr 57	kr 22	kr 31